Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock	Additional Paid In Capital [Member]	Accumulated Deficit Capital [Member]	Total
Balance at Dec. 31, 2014	$ 384	$ 1,000	$ 3,155,072	$ (4,806,093)	$ (1,649,637)
Balance, shares at Dec. 31, 2014	384,031	1,000,000
Shares issued for reverse merger	$ 24,974		(24,974)
Shares issued for reverse merger, shares	24,974,000
Note conversion	$ 441		325,648		326,089
Note conversion, shares	441,000
Net loss for the year				(64,552)	(64,552)
Balance at Dec. 31, 2015	$ 25,799	$ 1,000	3,455,746	(4,870,645)	(1,388,100)
Balance, shares at Dec. 31, 2015	25,799,031	1,000,000
Prior period adjustment				34,286	34,286
Note conversion	$ 1,498		266,706		268,204
Note conversion, shares	1,498,333
Net loss for the year				(490,743)	(490,742)
Balance at Dec. 31, 2016	$ 27,297	$ 1,000	3,722,452	(5,327,102)	(1,576,353)
Balance, shares at Dec. 31, 2016	27,297,364	1,000,000
Prior period adjustment				(52,863)	(52,863)
Note conversion	$ 2,850		334,369		337,219
Note conversion, shares	2,849,551
Shares Issued	$ 11,243		243,693		254,936
Shares Issued, shares	11,243,333
Cancelled shares	$ (4,960)				(4,960)
Cancelled shares, shares	(4,960,000)
Net loss for the year				(590,059)	(590,059)
Balance at Dec. 31, 2017	$ 36,430	$ 1,000	$ 4,300,514	$ (5,970,024)	(1,632,080)
Balance, shares at Dec. 31, 2017	36,430,248	1,000,000
Net loss for the year					(1,048,559)
Balance at Sep. 30, 2018					$ (2,282,655)